Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2010	2011
Accrued promotion and marketing expenses and agency rebate payable	$45,623,926	$66,325,090
Other accrued expenses	4,152,385	5,027,684
Other taxes payable	25,587,764	33,859,333
Advance from customers	26,292,405	31,442,821
Accrued employee payroll and welfare	5,492,293	9,359,197
Payables related to acquisitions	4,920,493	6,478,092
Withholding individual PRC income tax	1,155,464	1,155,464
Accrual for litigations (see Note 20)	—	2,000,000
Payables related to share repurchase	2,996,074	5,962,521
Amount due to noncontrolling interest shareholders	—	5,475,408
Others	5,542,718	6,667,916

Total	$121,763,522	$173,753,526